Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Employee Benefit Plans
Employee benefit plans
Retirement plans and retiree health and life insurance plans
The Company provides non-contributory defined benefit pension plans for a majority of its employees in the United States, and certain of its employees in Mexico and Belgium. Effective December 31, 2003, the Company froze participation for newly hired salaried and non-union hourly U.S. employees in its traditional defined benefit pension plan. At that time, the Company adopted a defined contribution plan, the Sonoco Investment and Retirement Plan (SIRP), which covers its non-union U.S. employees hired on or after January 1, 2004. The Company also sponsors contributory defined benefit pension plans covering the majority of its employees in the United Kingdom, Canada and the Netherlands.
On February 4, 2009, the U.S. qualified defined benefit pension plan was amended to freeze plan benefits for all active participants effective December 31, 2018. Remaining active participants in the U.S. qualified plan will become participants of the SIRP effective January 1, 2019. Active participants of the U.S. qualified plan had a one-time option to transfer into the SIRP effective January 1, 2010. Approximately one third of the active participants chose that option.
The Company also provides postretirement healthcare and life insurance benefits to a limited number of its retirees and their dependents in the United States and Canada, based on certain age and/or service eligibility requirements.
The components of net periodic benefit cost include the following:

	2013	2012	2011
Retirement Plans
Service cost	$25,198	$23,551	$20,796
Interest cost	67,235	69,928	70,869
Expected return on plan assets	(86,545)	(83,758)	(84,015)
Amortization of net transition obligation	438	483	464
Amortization of prior service cost	569	409	335
Amortization of net actuarial loss	43,776	37,904	24,911
Effect of settlement loss	1,947	70	—
Other	—	—	92
Net periodic benefit cost	$52,618	$48,587	$33,452
Retiree Health and Life Insurance Plans
Service cost	$891	$820	$1,016
Interest cost	942	1,120	1,583
Expected return on plan assets	(1,510)	(1,526)	(1,446)
Amortization of prior service credit	(2,969)	(6,491)	(7,882)
Amortization of net actuarial loss	—	(2)	927
Net periodic benefit income	$(2,646)	$(6,079)	$(5,802)

The following tables set forth the Plans’ obligations and assets at December 31:

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at January 1	$1,734,556	$1,544,730	$32,581	$38,097
Service cost	25,198	23,551	891	820
Interest cost	67,235	69,928	942	1,120
Plan participant contributions	528	609	1,040	1,229
Plan amendments	1,927	648	—	—
Actuarial loss/(gain)	(137,365)	163,194	(4,349)	(4,540)
Benefits paid	(90,403)	(84,150)	(3,542)	(4,158)
Impact of foreign exchange rates	(836)	11,854	(42)	13
Effect of settlements	(4,382)	—	—	—
Other	—	4,192	—	—
Benefit obligation at December 31	$1,596,458	$1,734,556	$27,521	$32,581

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Change in Plan Assets
Fair value of plan assets at January 1	$1,267,386	$1,129,042	$21,183	$20,716
Actual return on plan assets	134,229	152,907	2,795	2,704
Company contributions	31,591	65,362	1,126	777
Plan participant contributions	528	609	1,040	1,229
Benefits paid	(90,403)	(84,150)	(3,542)	(4,158)
Impact of foreign exchange rates	(952)	9,453	—	—
Effect of settlements	(4,382)	—	—	—
Expenses paid	(6,063)	(5,837)	(105)	(85)
Fair value of plan assets at December 31	$1,331,934	$1,267,386	$22,497	$21,183
Funded Status of the Plans	$(264,524)	$(467,170)	$(5,024)	$(11,398)

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Total Recognized Amounts in the Consolidated Balance Sheets
Noncurrent assets	$7,374	$—	$—	$—
Current liabilities	(13,034)	(16,068)	(801)	(1,250)
Noncurrent liabilities	(258,864)	(451,102)	(4,223)	(10,148)
Net liability	$(264,524)	$(467,170)	$(5,024)	$(11,398)

Items not yet recognized as a component of net periodic pension cost that are included in Accumulated Other Comprehensive Loss (Income) as of December 31, 2013 and 2012, are as follows:

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Net actuarial loss	$518,275	$742,579	$(3,178)	$2,349
Prior service cost/(credit)	3,991	2,658	(1,438)	(4,407)
Net transition obligation	470	975	—	—
	$522,736	$746,212	$(4,616)	$(2,058)

The amounts recognized in Other Comprehensive Loss/(Income) during December 31, 2013 and 2012 include the following:

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Adjustments arising during the period:
Net actuarial loss/(gain)	$(178,648)	$100,349	$(5,527)	$(5,633)
Prior service cost/(credit)	1,902	649	—	—
Net settlements/curtailments	(1,947)	—	—	—
Reversal of amortization:
Net actuarial loss	(43,776)	(37,904)	—	2
Prior service cost/(credit)	(569)	(409)	2,969	6,491
Net transition obligation	(438)	(483)	—	—
Total recognized in other comprehensive loss/(income)	$(223,476)	$62,202	$(2,558)	$860
Total recognized in net periodic benefit cost and other comprehensive loss/(income)	$(170,858)	$110,789	$(5,204)	$(5,219)

Of the amounts included in Accumulated Other Comprehensive Loss/(Income) as of December 31, 2013, the portions the Company expects to recognize as components of net periodic benefit cost in 2013 are as follows:

	Retirement Plans	Retiree Health and Life Insurance Plans
Net actuarial loss	$25,726	$(100)
Prior service cost/(credit)	673	(1,384)
Net transition obligation	424	—
	$26,823	$(1,484)

The accumulated benefit obligation for all defined benefit plans was $1,539,382 and $1,665,597 at December 31, 2013 and 2012, respectively.
The projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were, $1,510,804, $1,461,700 and $1,238,906, respectively, as of December 31, 2013, and $1,734,556, $1,665,597 and $1,267,385, respectively, as of December 31, 2012.
The following table sets forth the Company’s projected benefit payments for the next ten years:

Year	Retirement Plans	Retiree Health and Life Insurance Plans
2014	$85,789	$2,845
2015	$86,449	$3,014
2016	$84,736	$2,987
2017	$87,218	$2,885
2018	$89,752	$2,759
2019-2023	$484,517	$10,858

Assumptions
The following tables set forth the major actuarial assumptions used in determining the PBO, ABO and net periodic cost:

Weighted-average assumptions used to determine benefit obligations at December 31	U.S. Retirement Plans	U.S. Retiree Health and Life Insurance Plans	Foreign Plans
Discount Rate
2013	4.78%	4.03%	3.25-4.97%
2012	3.90%	3.16%	3.50-4.40%
Rate of Compensation Increase
2013	3.99%	3.44%	2.50-4.00%
2012	4.29%	3.51%	2.50-3.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31	U.S. Retirement Plans	U.S. Retiree Health and Life Insurance Plans	Foreign Plans
Discount Rate
2013	3.90%	3.16%	3.50-4.40%
2012	4.45%	3.76%	4.36-5.31%
2011	5.21%	4.37%	4.40-6.00%
Expected Long-term Rate of Return
2013	7.65%	7.42%	3.50-5.75%
2012	7.79%	7.52%	3.75-6.25%
2011	7.79%	8.00%	3.75-7.40%
Rate of Compensation Increase
2013	4.29%	3.51%	2.50-3.50%
2012	4.63%	4.15%	2.50-3.50%
2011	4.49%	4.29%	2.50-4.50%

The Company adjusts its discount rates at the end of each fiscal year based on yield curves of high-quality debt instruments over durations that match the expected benefit payouts of each plan. The expected long-term rate of return assumption is based on the Company’s current and expected future portfolio mix by asset class, and expected nominal returns of these asset classes using an economic “building block” approach. Expectations for inflation and real interest rates are developed and various risk premiums are assigned to each asset class based primarily on historical performance. The expected long-term rate of return also gives consideration to the expected level of outperformance to be achieved on that portion of the Company’s investment portfolio under active management. The assumed rate of compensation increase reflects historical experience and management’s expectations regarding future salary and incentive increases.
Medical trends
The U.S. Retiree Health and Life Insurance Plan makes up approximately 98% of the Retiree Health liability. Therefore, the following information relates to the U.S. plan only.

Healthcare Cost Trend Rate	Pre-age 65	Post-age 65
2013	8.00%	8.00%
2012	8.00%	8.30%
Ultimate Trend Rate	Pre-age 65	Post-age 65
2013	5.60%	5.60%
2012	6.15%	6.16%
Year at which the Rate Reaches the Ultimate Trend Rate	Pre-age 65	Post-age 65
2013	2045	2045
2012	2045	2045

Increasing the assumed trend rate for healthcare costs by one percentage point would increase the accumulated postretirement benefit obligation (the APBO) and total service and interest cost component approximately $425 and $56, respectively. Decreasing the assumed trend rate for healthcare costs by one percentage point would decrease the APBO and total service and interest cost component approximately $390 and $50, respectively. Based on amendments to the U.S. plan approved in 1999, which became effective in 2003, cost increases borne by the Company are limited to the Urban CPI, as defined.
Plan changes and amendments
During 2010, certain retiree medical benefits and life insurance coverage under the Company’s U.S. Retiree Medical and Life Insurance Plan were changed, reducing the accumulated postretirement benefit obligation by $4,566. The resulting prior service credit is being amortized over a period of approximately four years.
During 2009, the Company’s U.S. qualified defined benefit pension plan was amended to allow a lump sum payment option upon termination to plan participants who chose to freeze their benefit December 31, 2009, and move to the SIRP. The effect of this and other smaller amendments was a reduction in the projected benefit obligation of $4,300.
Also during 2009, the Company amended its U.S. Retiree Medical and Life Insurance Plan to freeze the Company subsidy for both pre- and post-Medicare retiree medical coverage at 2009 levels effective January 1, 2010, and to eliminate any early retirement reduction factor applied to the Company subsidy for pre-Medicare coverage for current retirees as of December 31, 2009. In addition, the Company will no longer provide post-Medicare retiree medical coverage to its active employees or post-1981 retirees, except for certain union groups. The impact of these changes was an overall reduction in the accumulated postretirement benefit obligation of $17,625, which was amortized over a period of 3.3 years. The benefit from the amortization of these prior service credits ended during 2013.
Retirement plan assets
The following table sets forth the weighted-average asset allocations of the Company’s retirement plans at December 31, 2013 and 2012, by asset category.

Asset Category		U.S.	U.K.	Canada
Equity securities	2013	53.2%	53.9%	64.0%
	2012	52.1%	67.3%	66.0%
Debt securities	2013	34.5%	44.8%	35.4%
	2012	36.0%	31.9%	32.7%
Alternative	2013	12.0%	—%	—%
	2012	11.8%	—%	—%
Cash and short-term investments	2013	0.3%	1.3%	0.6%
	2012	0.1%	0.8%	1.3%
Total	2013	100.0%	100.0%	100.0%
	2012	100.0%	100.0%	100.0%

The Company employs a total-return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a desired level of risk. Alternative assets such as real estate funds, private equity funds and hedge funds are used to enhance expected long-term returns while improving portfolio diversification. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. Investment risk is measured and monitored on an ongoing basis through periodic investment portfolio reviews and periodic asset/liability studies.
At December 31, 2013, postretirement benefit plan assets totaled $1,331,934, of which $1,010,798 were assets of the U.S. Defined Benefit Plan.
U.S. defined benefit plans
The equity investments consist of direct ownership and funds and are diversified among U.S. and non-U.S. stocks of small to large capitalizations. Following the December 2010 amendment that split the U.S. qualified defined benefit pension plan into the Active Plan and the Inactive Plan effective January 1, 2011, the Company completed separate asset/liability studies for both plans during 2011 and adopted revised investment guidelines for each. The revised guidelines establish a dynamic de-risking framework that will gradually shift the allocation of assets to long-duration domestic fixed income from equity and other asset categories, as the relative funding ratio of each plan increases over time. The current target allocation (midpoint) for the Inactive Plan investment portfolio is: Equity Securities – 49%, Debt Securities – 40%, Alternative – 11% and Cash – 0%. The current target allocation (midpoint) for the Active Plan investment portfolio is: Equity Securities – 57%, Debt Securities – 30%, Alternative – 13% and Cash – 0%.
United Kingdom defined benefit plan
The equity investments consist of direct ownership and funds and are diversified among U.K. and international stocks of small and large capitalizations. The current target allocation (midpoint) for the investment portfolio is: Equity Securities – 54%, Debt Securities – 45%, Alternative – 0% and Cash – 1%.
Canada defined benefit plan
The equity investments consist of direct ownership and funds and are diversified among Canadian and international stocks of primarily large capitalizations and short to intermediate duration corporate and government bonds. The current target allocation (midpoint) for the investment portfolio is: Equity Securities – 60%, Debt Securities – 40%, Alternative –0% and Cash – 0%.

Retiree health and life insurance plan assets
The following table sets forth the weighted-average asset allocations by asset category of the Company’s retiree health and life insurance plan.

Asset Category	December 31, 2013	December 31, 2012
Equity securities	59.1%	54.6%
Debt securities	34.0%	37.9%
Alternative	6.6%	7.1%
Cash	0.3%	0.4%
Total	100.0%	100.0%

Contributions
Based on current actuarial estimates, the Company anticipates that the total contributions to its retirement plans and retiree health and life insurance plans will be approximately $67,000 in 2014. No assurances can be made, however, about funding requirements beyond 2014, as they will depend largely on actual investment returns and future actuarial assumptions.
Sonoco Savings Plan
The Sonoco Savings Plan is a defined contribution retirement plan provided for the Company’s U.S. employees. The plan provides for participant contributions of 1% to 30% of gross pay. Since January 1, 2010, the Company has matched 50% on the first 4% of compensation contributed by the participant as pretax contributions. The Company’s expenses related to the plan for 2013, 2012 and 2011 were approximately $10,700, $8,920 and $8,670, respectively.
Sonoco Investment and Retirement Plan
The Sonoco Investment and Retirement Plan (SIRP) is a defined contribution pension plan provided for the Company’s salaried and non-union U.S. employees who were hired on or after January 1, 2004, or those former participants in the Company’s U.S. qualified defined benefit pension plan who elected to transfer into the SIRP under a one-time option effective January 1, 2010. The Company makes an annual contribution of 4% of all eligible pay plus 4% of eligible pay in excess of the Social Security wage base to eligible participant accounts. Participants are fully vested after five years of service or upon reaching age 55, if earlier. The Company’s expenses related to the plan for 2013, 2012 and 2011 were approximately $11,974, $10,350 and $9,200, respectively. Cash contributions to the SIRP totaled $9,290, $8,920 and $8,568 in 2013, 2012 and 2011, respectively.
Other plans
The Company also provides retirement and postretirement benefits to certain other non-U.S. employees through various Company-sponsored and local government sponsored defined contribution arrangements. For the most part, the liabilities related to these arrangements are funded in the period they arise. The Company’s expenses for these plans were not material for all years presented.